Risk management - Regulatory Capital Other Information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Leverage ratio
Level 1 Capital (millions of euros)	€ 75,043	€ 77,283
Exposure (millions of euros)	€ 1,468,430	€ 1,463,090
Leverage Ratio (as a percent)	5.11%	5.28%